Investment Strategy - Amplify HYG High Yield 10% Target Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that are representative of the Index. As further described below, the Fund seeks to receive a targeted annualized income of 10% (the “Target Income”) through the implementation of the Index investments in the iShares® iBoxx® $ High Yield Corporate Bond ETF (the “Underlying ETF”) and selling one-week expiration, at-the-money call option contracts that reference the Underlying ETF (“Option Premium”). The Fund will seek to achieve the Target Income from its investment in the Underlying ETF, which provides for interest payments from the underlying high yield corporate bonds held by the Underlying ETF, together with the receipt of Option Premiums. The Fund expects to make distributions of income from its investments on a monthly basis. Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Samsung Asset Management (New York), Inc., serves as the investment sub-adviser to the Fund (“Samsung” or the “Sub-Adviser”). Bloomberg Index Services Limited (the “Index Provider”) developed and maintains the Index. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

The Index is comprised of two components: (i) the Underlying ETF and (ii) a written (sold) one-week expiration, at-the-money call option contract referencing the Underlying ETF that, together, seeks to provide the Target Income. The Underlying ETF tracks the investment results of the Markit iBoxx® USD Liquid High Yield Index, which is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. See “Additional Information About the Fund’s Strategies and Risks — Underlying ETF”.

There is no assurance that the Index or the Fund will successfully achieve the Target Income in accordance with its investment objective. While the Fund seeks to generate the Target Income in accordance with the Index, the actual income earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the weekly option contracts and on the interest income generated by the Fund’s holdings in the Underlying ETF and corporate bond securities. Therefore, the actual income generated over a one-year period could be higher or lower than the Target Income, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized income generated by the Fund may be significantly less than the Target Income for that time period. The Fund expects to make distributions from the income generated from its call writing strategy on a monthly basis; however, there is no guarantee that the Fund will make a distribution in any given period. The Target Income is not a projection or guarantee of the Fund’s future performance or total return.

Target Income. The Index is designed to provide the Target Income through the implementation of written (sold) call option contracts on the Underlying ETF with weekly expirations. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A call option contract gives the seller of the call option contract (i.e., the “writer”) the obligation to sell, in exchange for a premium received, a specified amount of an underlying security at a pre-determined price if the holder of the option contract exercises the option. The Index sells call option contracts with an expiration date of one-week that have strike prices at the then-current value of the Underlying ETF, also known as “at-the-money.” The Index aggregate notional exposure of the written call options is sized up or down to achieve the Target Income and further adjusted for the estimated income on the Underlying ETF. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Index rebalances its sold call option contract each week upon the expiration of its sold option contract by selling a new call option contract that seeks the Option Premium. The Fund intends to sell call FLexible EXchange® Options (“FLEX Options”) that reference the Underlying ETF. The Fund will match the strike price (at-the-money), expiration dates (one-week), and notional exposure to the Underlying ETF in its sold call option contracts to generate the same premiums as the options sold by the Index. As further described below, by selling at-the-money call options, the Index will forfeit the upside market appreciation beyond the strike price of the Underlying ETF for the portion of the Underlying ETF’s holdings on which options are written. To the extent the Fund’s sold call options do not cover all of the Fund’s Underlying ETF holdings, the Fund may participate in some upside appreciation on the uncovered portion.

The Index is designed to generate the Target Income by varying the aggregate notional exposure of the written call option contracts attributable to the Underlying ETF, adjusting such exposure up or down to achieve the Target Income and further adjusting for the estimated interest income on the Underlying ETF and the Fund seeks to replicate, before fees and expenses, the performance of the Index. The Target Income assumes the NAV of the Fund will remain constant over a one-year period; however, the Fund’s NAV is expected to fluctuate over time due to market conditions, volatility and other factors. Accordingly, the actual income received by the Fund over the course of any year may be greater or less than the Target Income, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized income generated by the Fund may be significantly less for that time period. As a result, the amount of distributions paid to shareholders may vary from year to year, depending on the actual income received by the Fund.

Option contracts can either be “American” style or “European” style. The Index and the Fund utilize European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Underlying ETF exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Underlying ETF and the strike price for the number of shares contemplated by the option contract.

Underlying ETF Investment Exposure. Under normal market conditions, the Fund intends to invest directly in the Underlying ETF in order to gain exposure to the market performance and investment income provided by the Underlying ETF.

However, at times, the Fund may implement its investment in the Underlying ETF by holding a “representative sampling” of securities that comprise the Underlying ETF. A representative sampling strategy seeks to replicate the returns of the Underlying ETF, meaning it may invest in a sample of the securities in the Underlying ETF whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Underlying ETF as a whole. The Sub-Adviser may use a representative sampling approach in certain circumstances, including to obtain pricing that may be advantageous to the Fund, when there are practical difficulties or substantial costs involved in compiling the portfolio, in instances in which a security becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not the Underlying ETF.

Because the Fund intends to invest directly in the Underlying ETF, the notional exposure of the sold call option contracts will be covered by the Fund’s direct holdings of the Underlying ETF (i.e., all of the Fund’s sold call option contracts will be fully covered by its direct holdings of the Underlying ETF). However, when a representative sampling approach is utilized, the Fund may hold corporate bond securities directly in lieu of shares of the Underlying ETF. During these periods, the notional exposure of the Fund’s sold call option contracts may exceed the Fund’s direct holdings of the Underlying ETF, and a corresponding portion of such sold call option contracts will be “uncovered.” An option is considered “uncovered” when the holder does not have a direct position with which to fill the terms of the option contract should the counterparty exercise their right to the option. To the extent the Fund sells any call option contracts that are “uncovered”, it will directly hold corporate bond securities with substantially the same investment exposure as the Underlying ETF which it will utilize to cover any losses experienced by its sold call option contract that exceed its holdings of the Underlying ETF. Uncovered calls have speculative characteristics and the potential for loss is theoretically unlimited, as the price of the Underlying ETF could increase without limit. While the Fund expects to liquidate its corporate bond holdings to cover such losses, there is no guarantee that such holdings can be liquidated at sufficient prices or in a timely manner. Further, the Fund’s ability to use the sale of its holdings of corporate bond securities to make payment on the sold option obligations is not guaranteed. See “Option Contracts Risk — Call Option Strategy Risk” below for additional risks associated with the Fund’s call option writing strategy.

In following the Index strategy of selling call option contracts and receiving a premium payment, the Fund, as a writer of the option, will effectively forego the upside market returns of the portion of Underlying ETF holdings in which it writes options that is beyond the strike price of each sold call option contract. Because the Index utilizes at-the-money call options, if market conditions are such that all of the Fund’s Underlying ETF holdings are used to cover the sold call option, the Index will forego all upside potential of the Underlying ETF beyond the strike price of the sold call option contracts. If market conditions are such that the Index does not need to write options contracts on all of the Fund’s Underlying ETF holdings to produce its Option Premium, the Fund will experience some, but not all, of the upside returns of the Underlying ETF (if any). The Fund will not participate in any upside returns of the Underlying ETF to the extent it holds corporate bond securities in lieu of holding the Underlying ETF directly; however, the Fund will also experience the market performance and income payments attributable to its corporate bond securities held directly. The Index, and therefore the Fund, is subject to any losses experienced by the Underlying ETF.

The Fund currently expects to make distributions on a monthly basis. While the Fund expects that distributions it makes will be comprised of amounts attributable to interest income from the Underlying ETF and corporate bond securities and the Option Premiums received from the Fund’s call writing strategy in accordance with the Index, a portion of its distributions in the future may be in excess of the Fund’s then-current and accumulated earnings and profits and classified as a return of capital. Return of capital reduces a shareholder’s cost basis in the Fund’s shares and will reduce the Fund’s NAV per share. See “Principal Risks of Investment in the Fund — Distribution Tax Risk.” The Fund’s ability to achieve its stated Target Income depends on market conditions. The Fund may fall short of the Target Income under a variety of circumstances, including, but not limited to, periods of declining volatility, sharp market rallies, a declining or flat NAV, reduced interest income from the Underlying ETF or corporate bond securities held by the Fund, losses associated with uncovered call option exposure or adverse market conditions. There is no assurance that the Index or the Fund will successfully achieve the Target Income.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that are representative of the Index.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries.